Summary of Significant Accounting Policies - Additional Information (Detail)	Sep. 30, 2020
ASU 2018-09 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2018-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true